INTANGIBLE ASSETS AND GOODWILL (Details Narrative)	Dec. 31, 2021	Dec. 31, 2020
Calculation uses cash-flow predictions based on financial budgets approved by management, with a terminal growth rate	5.80%	610.00%
The forecast cash flows have been discounted at a rate	12.60%	12.60%